Deposits and other assets	12 Months Ended
Dec. 31, 2018
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Deposits and other assets
(12)	Deposits and other assets

Deposits and other assets as of December 31, 2018 and 2017 are as follows:

	Notes	December 31, 2018	December 31, 2017
Short term:
Deposits with lessors (1)		$15,535	$111,229
Short term investments (2)		59,847	59,332
Guarantee deposits (3)		2,283	2,003
Others (4)		9,542	8,871

Sub–Total		87,207	181,435
Fair value of derivative instruments	27	2,566	20,549

Total		$89,773	$201,984

Long term:
Deposits with lessors (1)		$73,569	$63,962
Long term investments – restricted (2)		7,459	9,214
Guarantee deposits (3)		14,715	16,531
Others (4)		14,983	23,703

Sub–Total		110,726	113,410

Fair value of derivative instruments	27	4,778	2,990

Total		$115,504	$116,400

(1)

Corresponds mainly to maintenance deposits in connection with leased aircraft. These deposits are applied to future maintenance event costs, and are calculated on the basis of a performance measure, such as flight hours or cycles. They are specifically intended to guarantee maintenance events on leased aircraft.

Maintenance deposits paid do not transfer the obligation to maintain aircraft or the costs associated with maintenance activities.

Maintenance deposits are reimbursable to the Group upon completion of the maintenance event in an amount equal to the lesser of (a) the amount of the maintenance deposits held by the lessor associated with the specific maintenance event or (b) the qualifying costs related to the specific maintenance event.

The variation corresponds to the change of guarantee on the debt since now the group constitutes letters of credit with the same lessor in order to ensure the payments.

(2)

Short term classification corresponds to funds invested that will expire within one year. All treasury cash surpluses are invested as defined and outlined in the Group’s Investment Policy. Otherwise, they are classified as long-term. The restricted investments correspond to CDT’s and bonds constituted by the Trusts held by the Group.

(3)	Corresponds mainly to amounts paid to suppliers in connections with leasehold of airport facilities, among other service agreements.
(4)	It mainly corresponds to guarantee deposits pending return with Airbus for delivery of aircraft and funds to guarantee 15% of the outstanding amount of the debt with the bondholders.